Note 20 - Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Provisions [Text Block]
(US dollars in thousands)	201 9	2018	2017
Current provisions
Employee entitlements	1,459	1,474	1,339
Employee terminations	157	616	-
Onerous contracts	94	380	-
	1,710	2,470	1,339

Non-current provisions
Employee entitlements	227	288	237
Onerous contracts	1,995	-	-
	2,222	288	237

Total	3,932	2,758	1,576

Disclosure of other provisions [text block]
(US dollars in thousands)	Employee Entitlements	Employee Terminations	Onerous Contracts	Total
At April 1. 2016	-	-	-	-
Acquired through business Combinations	1,576	-	-	1,576
At March 31, 2017	1,576	-	-	1,576
Charged/(credited) to profit or loss:
Additional provisions recognized	186	616	380	1,182
At March 31, 2018	1,762	616	380	2,758
Foreign exchange	(140)	-	-	(140)
Charged/(credited) to profit or loss:
Additional provisions	510	243	1,804	2,557
Reverse unused provisions	(26)	(87)	-	(113)
Provisions utilized	(420)	(614)	(96)	(1,130)
At March 31, 2019	1,686	158	2,088	3,932